MERGER WITH SELECT BANCORP, INC (Details Textual) (USD $)	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Assets, Total	$ 545,018,000	$ 585,453,000	[1]	$ 589,651,000
Parent Company [Member]
Assets, Total		66,698,000		62,221,000
Common Stock Closing Price	$ 6.87
Select Bancorp, Inc [Member]
Assets, Total	265,300,000
Sale of Stock, Price Per Share	$ 1.8264
Common Stock, Value, Outstanding	$ 31,100,000
Common Stock, Other Shares, Outstanding	2,475,000
Common Stock Closing Price	$ 12.55

[1]	Derived from audited consolidated financial statements.